Financial Instruments - Sensitivity Analysis of Financial Assets and Financial Liabilities Classified as Level 3 of Fair Value Hierarchy (Detail) - Available-for-sale financial assets [member]
₩ in Millions
12 Months Ended
Dec. 31, 2017 KRW (₩)
Fluctuation 0.5% of growth rate [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Favorable changes	₩ 5,713
Unfavorable changes	4,641
Fluctuation 0.5% of discount rate [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Favorable changes	27,238
Unfavorable changes	₩ 22,724